Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2018
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Essential 40 Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Essential 40 Stock Fund (the “Fund”) is to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses” have been restated and are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2019. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that comprise the Essential 40 Stock Index™ (the “Index”), which measures the investment return of the equity securities of forty blue-chip U.S companies. Generally, the Adviser anticipates that the Fund will hold all forty of the securities that comprise the Index in proportion to their weightings in the Index. Under certain circumstances, however, the Fund may purchase a sample of securities in the Index if it is not possible or practicable to replicate the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The circumstances that would cause the Adviser to hold a representative sampling of the Index include, but are not limited to, the following circumstances: the Fund may sell securities that are represented in the Index in anticipation of their removal from the Index; the Fund may purchase securities not represented in the Index in anticipation of their addition to the Index; or there may be corporate actions resulting in a cash take-over or bankruptcy which are examples of events that would cause the Adviser to sell a security. The Fund may also temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. To manage risk, the Fund may also invest in S&P 500 futures and options when the Adviser determines that such investments would benefit the Fund. The Fund will normally limit its investment in S&P 500 futures and options to 5% or less of its net assets, although it can invest up to 20% of its net assets in such instruments.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Adviser, however, reserves the ability to underweight or overweight stocks in the Index or to utilize S&P 500 futures or options to manage risk as it deems necessary.

The Index is an Index created by FSH Trading, LLC (“FSH”) and is calculated and distributed by Solactive AG. The Index is an index of companies providing goods and services that are, in the view of FSH, essential to the American economy and way of life. The Index has 40 components that are selected by a committee within FSH, using a qualitative approach to determine which companies, in the view of the committee, are irreplaceable and too essential to fail. At its inception on December 31, 2013, the Index was constructed as equally weighted, and the component weightings fluctuate going forward based on return performance alone. The Index, however, is rebalanced annually on the second calendar Monday of January. In the event that the NYSE, NASDAQ or AMEX are closed on that day, rebalancing occurs on the following business day. Each component of the Index is weighted equally at 2.5% when rebalanced but again may fluctuate as a result of individual stock performance until it is rebalanced again. The committee seeks to have the Index diversified across sectors and industries and seeks only to make changes to the Index components as the American economy evolves or market events and corporate actions necessitate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that comprise the Essential 40 Stock Index™ (the “Index”), which measures the investment return of the equity securities of forty blue-chip U.S companies.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Equity Securities Risk. The Fund invests in common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Futures Risk. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.

• Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. Given the Fund is going to attempt to tract the Index, the Fund does not follow traditional methods of active investment management.

• New Index Provider Risk. The index provider for the Index has a limited history of experience as an index provider or investment adviser for a registered fund, which may create additional risks for investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance prior to December 4, 2017 reflects the performance of the Fund under its previous investment strategy. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844-767-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-767-3863
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2018 was 1.16%.

During the period shown in the bar chart, the best performance for a quarter was 7.30% (for the quarter ended December 31, 2017). The worst performance was -4.05% (for the quarter ended March 31, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	The calendar year-to-date return for the Fund’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 4, 2017, the Fund changed its principal investment strategy. Effective that date it changed its secondary benchmark to the Essential 40 Stock Index™ (the “Index”) rather than the CBOE VIX Tail Hedge Index to correspond with the Fund’s revised principal investment strategy. The Index is an index created by FSH Trading, LLC (“FSH”) and is calculated and distributed by Solactive AG. The Index is an unmanaged index that consists of forty blue-chip U.S. stocks
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The CBOE VIX Tail Hedge Index consists of each equity security in the S&P 500 (with dividends reinvested), and an amount of one-month, call options on the CBOE Volatility Index (VIX) that is determined by the level of forward volatility. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Essential 40 Stock Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%
Essential 40 Stock Fund | Essential 40 Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.94%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%	[1]
Essential 40 Stock Fund | CBOE VIX Tail Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Essential 40 Stock Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	2.71%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,365
Annual Return 2015	rr_AnnualReturn2015	(5.55%)
Annual Return 2016	rr_AnnualReturn2016	(1.29%)
Annual Return 2017	rr_AnnualReturn2017	11.70%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2014
Essential 40 Stock Fund | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Essential 40 Stock Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%

[1]	On December 4, 2017, the Fund changed its principal investment strategy. Effective that date it changed its secondary benchmark to the Essential 40 Stock IndexTM (the "Index") rather than the CBOE VIX Tail Hedge Index to correspond with the Fund's revised principal investment strategy. The Index is an index created by FSH Trading, LLC ("FSH") and is calculated and distributed by Solactive AG. The Index is an unmanaged index that consists of forty blue-chip U.S. stocks rebalanced annually by the Essential 40 Index methodology. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.
[2]	Pursuant to an operating expense limitation agreement between KKM Financial LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 0.70% of the Fund's average net assets for Class I shares through September 30, 2019. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[3]	Class I shares of the Essential 40 Stock Fund commenced operations on June 11, 2014.